PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
12.	PROPERTY, PLANT AND EQUIPMENT

	2023
	Cost					Depreciations
						Accumulated at				Accumulated at
	Beginning				End of the	the beginning				the end	Net
Account	of the year	Additions	Retirements	Transfers	year	of the year	Retirements	For the year	rate %	of the year	book value
Pipelines	839,020,741	-	-	4,366,209	843,386,950	471,482,642	-	20,871,783	2.2	492,354,425	351,032,525

Compressor plants	376,727,219	-	-	8,769,398	385,496,617	267,613,306	-	12,625,163	3.3 to 25	280,238,469	105,258,148

Other plants	330,185	-	-	-	330,185	153,841	-	9,054	3.3	162,895	167,290

Stations of regulation and/or measurement of pressure	30,108,421	-	-	974,720	31,083,141	24,131,670	-	804,933	4.0	24,936,603	6,146,538

Other technical installations	7,426,175	-	-	546,862	7,973,037	5,030,464	-	251,312	6.7	5,281,776	2,691,261

Subtotal assets related to natural gas transportation service	1,253,612,741	-	-	14,657,189	1,268,269,930	768,411,923	-	34,562,245		802,974,168	465,295,762

Non-regulated segment Pipelines	136,104,320	-	-	24,506,426	160,610,746	15,036,810	-	4,818,462	2.2	19,855,272	140,755,474

Non-regulated segment Compressor plants	26,452,805	-	-	130,324	26,583,129	18,187,533	-	2,329,807	3.3 to 25	20,517,340	6,065,789

Non-regulated segment Other plants	267,326,035	-	-	23,061,319	290,387,354	141,193,042	-	9,396,945	3.3	150,589,987	139,797,367

Non-regulated segment Stations of regulation and/or measurement of pressure	8,821,403	-	-	17	8,821,420	1,543,645	-	780,877	4.0	2,324,522	6,496,898

Non-regulated segment Other technical installations	3,388,956	-	-	-	3,388,956	2,079,941	-	279,823	6.7	2,359,764	1,029,192

Subtotal assets related to Other Services and Production and Commercialization of Liquids	442,093,519	-	-	47,698,086	489,791,605	178,040,971	-	17,605,914		195,646,885	294,144,720

Lands	4,414,415	194,550	-	752,084	5,361,049	-	-	-	-	-	5,361,049

Buildings and constructions	49,753,851	1,813,740	-	2,676,774	54,244,365	25,523,734	-	1,604,647	2.0	27,128,381	27,115,984

Facilities and features in building	3,668,488	-	-	2,266,099	5,934,587	1,749,603	-	288,267	4.0	2,037,870	3,896,717

Machinery, equipment and tools	17,497,662	203,931	(1,221)	162,243	17,862,615	12,503,375	(1,221)	1,736,581	6.7 to 10	14,238,735	3,623,880

UT Machinery, equipment and tools	11,338	-	-	-	11,338	11,338	-	-	6.7 to 10	11,338	-

Computers and Telecommunication systems	75,761,612	24,910	-	3,531,517	79,318,039	59,656,867	-	4,254,414	6.7 to 20	63,911,281	15,406,758

Vehicles	7,414,585	955,225	(771,024)	-	7,598,786	5,928,862	(764,918)	550,162	20	5,714,106	1,884,680

Furniture	2,998,709	9,762	-	5,963	3,014,434	2,837,684	-	25,456	10	2,863,140	151,294

Materials	52,091,628	15,190,482	(1,104,322)	(15,967,214)	50,210,574	-	-	-	-	-	50,210,574

Line pack	6,642,334	-	-	169,305	6,811,639	344,610	-	-	-	344,610	6,467,029

Works in progress	56,080,056	119,222,352	-	(55,952,046)	119,350,362	-	-	-	-	-	119,350,362

Total	1,972,040,938	137,614,952	(1,876,567)	-	2,107,779,323	1,055,008,967	(766,139)	60,627,686		1,114,870,514	992,908,809

	2022
	Cost					Depreciations
						Accumulated at				Accumulated at
	Beginning				End of the	the beginning				the end	Net
Account	of the year	Additions	Retirements	Transfers	year	of the year	Retirements	For the year	rate %	of the year	book value
Pipelines	825,437,750	-	-	13,582,991	839,020,741	451,091,096	-	20,391,546	2.2	471,482,642	367,538,099

Compressor plants	363,849,815	-	-	12,877,404	376,727,219	251,158,336	-	16,454,970	3.3 a 25	267,613,306	109,113,913

Other plants	330,185	-	-	-	330,185	143,599	-	10,242	3.3	153,841	176,344

Stations of regulation and/or measurement of pressure	29,591,752	-	-	516,669	30,108,421	23,321,512	-	810,158	4.0	24,131,670	5,976,751

Other technical installations	6,117,435	-	-	1,308,740	7,426,175	4,802,890	-	227,574	6.7	5,030,464	2,395,711

Subtotal assets related to natural gas transportation service	1,225,326,937	-	-	28,285,804	1,253,612,741	730,517,433	-	37,894,490		768,411,923	485,200,818

Non-regulated segment Pipelines	135,525,158	-	-	579,162	136,104,320	10,537,530	-	4,499,280	2.2	15,036,810	121,067,510

Non-regulated segment Compressor plants	26,226,773	-	-	226,032	26,452,805	15,476,620	-	2,710,913	3.3 a 25	18,187,533	8,265,272

Non-regulated segment Other plants	241,609,687	-	(5,801,923)	31,518,271	267,326,035	140,079,426	(5,801,923)	6,915,539	3.3	141,193,042	126,132,993

Non-regulated segment Stations of regulation and/or measurement of pressure	8,810,183	-	-	11,220	8,821,403	1,197,400	-	346,245	4.0	1,543,645	7,277,758

Non-regulated segment Other technical installations	3,241,414	-	-	147,542	3,388,956	1,799,394	-	280,547	6.7	2,079,941	1,309,015

Subtotal assets related to Other Services and Production and Commercialization of Liquids	415,413,215	-	(5,801,923)	32,482,227	442,093,519	169,090,370	(5,801,923)	14,752,524		178,040,971	264,052,548

Lands	4,414,415	-	-	-	4,414,415	-	-	-	-	-	4,414,415

Buildings and constructions	48,593,836	-	-	1,160,015	49,753,851	24,562,057	-	961,677	2.0	25,523,734	24,230,117

Facilities and features in building	3,603,108	-	-	65,380	3,668,488	1,640,103	-	109,500	4.0	1,749,603	1,918,885

Machinery, equipment and tools	16,671,137	738,967	-	87,558	17,497,662	10,777,878	-	1,725,497	6.7 a 10	12,503,375	4,994,287

UT Machinery, equipment and tools	11,338	-	-	-	11,338	11,338	-	-	6.7 a 10	11,338	-

Computers and Telecommunication systems	71,219,582	-	-	4,542,030	75,761,612	54,745,352	-	4,911,515	6.7 a 20	59,656,867	16,104,745

Vehicles	6,917,479	497,106	-	-	7,414,585	5,361,985	-	566,877	20.0	5,928,862	1,485,723

Furniture	2,975,313	23,268	-	128	2,998,709	2,808,975	-	28,709	10.0	2,837,684	161,025

Materials	49,174,527	19,543,115	(299,705)	(16,326,309)	52,091,628	-	-	-	-	-	52,091,628

Line pack	6,642,334	-	-	-	6,642,334	344,610	-	-	-	344,610	6,297,724

Works in progress	59,872,118	46,504,771	-	(50,296,833)	56,080,056	-	-	-	-	-	56,080,056

Total	1,910,835,339	67,307,227	(6,101,628)	-	1,972,040,938	999,860,101	(5,801,923)	60,950,789		1,055,008,967	917,031,971

The following is the composition of the resulting net book value of Property, plant and equipment as of December 31, 2023 and 2022:

	2023	2022
Cost	2,107,779,323	1,972,040,938
Accumulated depreciaton	(1,114,870,514)	(1,055,008,967)
Total	992,908,809	917,031,971

As of December 31, 2023 and 2022, Property, plant and equipment contains the following assets for right of use:

	2023	2022
Other plants	2,235,293	3,073,528
Compressor plants	5,549,632	7,630,745
Other technical installations	631,038	867,678
Buildings	1,450,992	-
Total	9,866,955	11,571,951

The depreciations recorded in the years 2023, 2022 and 2021 of the rights-of use assets corresponds to the following:

	2023	2022	2021
Other plants	(838,235)	(838,235)	(838,235)
Compressor plants	(2,081,113)	(2,081,113)	(2,081,113)
Other technical installations	(236,640)	(236,640)	(236,640)
Buildings	(362,748)	-	-
Total	(3,518,736)	(3,155,988)	(3,155,988)

The right to use these assets expires in September 2026 and December 2027.